Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions
14. Related-Party Transactions
Charterhouse Capital Partners LLP (“CCP”)
The Company has entered into agreements with its primary investor, CCP, which obligate the Company to pay quarterly management fees of $0.1 million per year. In return, CCP provides various investment banking services relating to financing arrangements, mergers and acquisitions and other services. During the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019, the Company paid CCP an aggregate of $0.1 million, $0.3 million, and $0.2 million, respectively, for professional fees and expense reimbursements.
Receivable from Employees for Purchase of Common Stock
In conjunction with the Share-Based Compensation, as discussed in Note 13, the Company has made loans to certain members of the management team, to acquire the Shares at fair value, which are paid back to the
Company over the requisite service period. As of June 30, 2021, and June 30, 2020, the outstanding balance approximated $2.4 million and $2.7 million, respectively, and are classified within stockholders’ equity on the Company’s consolidated balance sheet as they represent a receivable in payment of shares. Payments made by the related employees will be recorded as an increase to stockholders’ equity.
See Note 8 for notes payable to related parties.

GS Acquisition Holdings Corp II [Member]
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares
In July 2018, the Sponsor purchased 575 shares of Class B common stock (the “Founder Shares”) for an aggregate price of $5,000. On April 17, 2020, the Company conducted a 1:5000 stock split, resulting in the Sponsor holding 2,875,000 Founder Shares. Subsequently, on June 11, 2020, the Company conducted a 1:7 stock split, resulting in the Sponsor holding 20,125,000 Founder Shares, as well as increased the authorized shares of Class B common stock to 50,000,000. The unaudited condensed financial statements reflect the changes of these splits retroactively for all periods presented. On June 29, 2020, the Sponsor transferred 1,325,000 of its Founder Shares to GS Acquisition Holdings II Employee Participation LLC (“Employee Participation LLC”), an affiliate of the Sponsor. The 20,125,000 Founder Shares included an aggregate of up to 2,625,000 shares that were subject to forfeiture if the underwriters’ option to purchase additional shares was not exercised in full by the underwriters to maintain the number of Founder Shares equal to 20% of the outstanding shares upon completion of the Public Offering. Following the partial exercise of the option to purchase additional shares, 1,375,000 Founder Shares were forfeited on August 13, 2020, at no cost in order to maintain the number of Founder Shares of 18,750,000 equal to 20% of the outstanding shares of common stock, upon the completion of the Public Offering. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that: prior to the Initial Business Combination only holders of the Founder Shares have the right to vote on the election of the Company’s directors and holders of a majority of the outstanding shares of Class B common stock may remove members of the Company’s board of directors for any reason; the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment pursuant to certain anti-dilution rights; and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto.
The Company’s initial stockholders, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any
30
-trading day period commencing at least
150
days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation,

merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
The Sponsor has purchased an aggregate of 8,500,000 private placement warrants at a price of $2.00 per whole warrant ($17,000,000 in the aggregate) in a private placement (the “Private Placement”) that closed concurrently with the closing of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment in certain circumstances, including upon the occurrence of certain reorganization events. A portion of proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Public Offering deposited in the Trust Account such that at the closing of the Public Offering, $750,000,000 was held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. Effective March 30, 2021, the Sponsor agreed not to transfer its Private Placement Warrants.
The Private Placement Warrants are accounted for as liabilities as they contain terms and features that do not qualify for equity classification under ASC 815. The fair value of the Private Placement Warrants at December 31, 2020 was a liability of $23,676,615. At June 30, 2021, the fair value was $21,194,049. The change in fair value of $2,482,566 is reflected in change in fair value of warrant liability.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.
The Sponsor issued an aggregate of 140,000 membership interests in the Sponsor as profits interests to the Company’s independent directors on August 13, 2020. The holders of these profits interests will have an indirect interest in certain founder shares held by the Sponsor. The profits interests are subject to service and performance vesting conditions, and do not fully vest until all of the applicable conditions are satisfied.
In connection with the Business Combination Agreement, the Sponsor issued 8,100,000 membership interests in the Sponsor as profits interests to certain individuals affiliated with or expected to be affiliated with Mirion after the Business Combination. The holders of the profits interests will have an indirect interest in the Founder Shares held by the Sponsor. The profits interests are subject to service and performance vesting conditions, including the occurrence of the Closing, and do not fully vest until all of the applicable conditions are satisfied. In addition, the profits interests are subject to certain forfeiture conditions.
Registration Rights
The holders of Founder Shares and Private Placement Warrants are, and holders of warrants that may be issued upon conversion of working capital loans, if any, will be, entitled to registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement dated June 29, 2020. These holders are also entitled to certain piggyback registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In connection with the Initial Business Combination, the existing Registration Rights Agreement will be amended and restated.
At the Closing, the Company will enter into the Amended and Restated Registration Rights Agreement (the “Amended and Restated Registration Rights Agreement”) with the Sponsor, GS Acquisition Holdings II Employee Participation LLC (“GS Employee Participation”), GSAM Holdings LLC and the Sellers (collectively, with each other person who has executed and delivered a joinder thereto, the “RRA Parties”), pursuant to which the RRA Parties will be entitled to registration rights in respect of certain shares of the Company’s Class A common stock and certain other equity securities of the Company that are held by the RRA Parties from time to time.
In addition, the RRA Parties have certain “piggy-back” registration rights. The Amended and Restated Registration Rights Agreement includes customary indemnification and confidentiality provisions. The Company will bear the expenses incurred in connection with the filing of any registration statements filed pursuant to the terms of the Amended and Restated Registration Rights Agreement.
Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Subscription Agreement with GSAM Holdings LLC, pursuant to, and on the terms and subject to the conditions of which, GSAM Holdings LLC subscribed for 20,000,000 PIPE Shares of the Company’s Class A common stock for an aggregate purchase price equal to $200,000,000, subject to GSAM Holdings LLC’s rights to syndicate prior to the Closing. The PIPE Investment will be consummated substantially concurrently with Closing.
Amended & Restated Sponsor Agreement
In connection with the execution of the Business Combination Agreement, the Company amended and restated that letter agreement, dated June 29, 2020, by and among the Company, the Sponsor, GSAM Holdings LLC, GS Employee Participation (collectively, the “Insiders”), pursuant to which, among other things, the Insiders agreed (i) to vote any shares of the Company’s securities in favor of the Business Combination and other Business Combination proposals, (ii) not to redeem any shares of the Company’s Class A common stock or the Company’s Class B common stock, in connection with the optional stockholder redemption, and (iii) to certain transfer restrictions.
Backstop Agreement
In connection with the execution of the Business Combination Agreement, GSAM Holdings LLC and the Company have entered into a backstop agreement (the “Backstop Agreement”) pursuant to which GSAM Holdings LLC has committed to purchase from the Company up to 12,500,000 shares of the Company’s Class A common stock at a price per share equal to $10.00 immediately prior to (and contingent upon) the Closing, solely to the extent necessary to fund any valid redemptions by the Company’s stockholders that results in the amount by which $1,310,000,000 exceeds the Available Closing Cash being greater than zero dollars, contingent upon the terms and subject to the conditions set forth in the Backstop Agreement.
Related Party Sponsor Note
On April 17, 2020, an affiliate of the Sponsor agreed to loan the Company an aggregate amount of up to $300,000 to be used to pay a portion of the expenses related to the Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest
bearing, unsecured and payable on the earlier of December 31, 2020 and the closing of the Public Offering. On May 28, 2020 the Company borrowed $300,000 under the Note. On July 2, 2020, the full $300,000 balance of the Note was repaid to an affiliate of the Sponsor.
On November 12, 2020, the Sponsor agreed to loan the Company up to an aggregate of $2,000,000 pursuant to the working capital note (the “Working Capital Note”). Any amounts borrowed under the Working Capital Note are non-interest bearing, unsecured and are due at the earlier of the date the Company is required to complete its Initial Business Combination pursuant to its amended and restated certificate of incorporation, as amended from time to time, and the closing of the Initial Business Combination. As of June 30, 2021, the Company borrowed $2,000,000 under the Working Capital Note.
Administrative Support Agreement
The Company has entered into an agreement to pay an affiliate of the Sponsor a total of $10,000 per month for office space, administrative and support services. Upon the earlier of the completion of the Initial Business Combination and the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended June 30, 2021, the Company incurred expenses of $30,000 and $60,000, respectively, under this agreement.
Underwriting Commission
The Company paid an underwriting commission of 2.0% of the gross proceeds of the Public Offering (or $15,000,000) to the underwriters at the closing of the Public Offering, of which $11,250,000 was paid to an affiliate of the Sponsor. The Deferred Underwriting Discount will become payable to the underwriters, solely in the event the Company completes the Initial Business Combination. The Company recorded the Deferred Underwriting Discount of $26,250,000 as a deferred liability on the balance sheet as of June 30, 2021, of which $19,687,500 is payable to an affiliate of the Sponsor.

Note 5—Related Party Transactions
Founder Shares
In July 2018, the Sponsor purchased 575 shares of Class B common stock (the “Founder Shares”) for an aggregate price of $5,000. On April 17, 2020, the Company conducted a 1:5000 stock split, resulting in the Sponsor holding 2,875,000 Founder Shares. Subsequently, on June 11, 2020, the Company conducted a 1:7 stock split, resulting in the Sponsor holding 20,125,000 Founder Shares, as well as increased the authorized shares of Class B common stock to 50,000,000. The financial statements reflect the changes of these splits retroactively for all periods presented. On June 29, 2020, the Sponsor transferred 1,325,000 of its Founder Shares to GS Acquisition Holdings II Employee Participation LLC (“Employee Participation LLC”), an affiliate of the Sponsor. The 20,125,000 Founder Shares included an aggregate of up to 2,625,000 shares that were subject to forfeiture if the underwriters’ option to purchase additional shares was not exercised in full by the underwriters to maintain the number of Founder Shares equal to 20% of the outstanding shares upon completion of the Public Offering. Following the partial exercise of the option to purchase additional shares, 1,375,000 Founder Shares were forfeited on August 13, 2020, at no cost in order to maintain the number of Founder Shares equal to 20% of the outstanding shares of common stock, upon the completion of the Public Offering. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that: prior to the Initial Business Combination only holders of the Founder Shares have the right to vote on the election of the Company’s directors and holders of a majority of the outstanding shares of Class B common stock may remove members of the Company’s board of directors for any reason; the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment pursuant to certain anti-dilution rights; and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto.
The Company’s initial stockholders, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
The Sponsor has purchased an aggregate of 8,500,000 private placement warrants at a price of $2.00 per whole warrant ($17,000,000 in the aggregate) in a private placement (the “Private Placement”) that closed concurrently with the closing of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment in certain circumstances, including upon the occurrence of certain reorganization events. A portion of proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Public Offering deposited in the Trust Account such that at the closing of the Public Offering, $750,000,000 was held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.
Registration Rights
The holders of Founder Shares and Private Placement Warrants are, and holders of warrants that may be issued upon conversion of working capital loans, if any, will be, entitled to registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement dated June 29, 2020. These holders are also entitled to certain piggyback registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Related Party Sponsor Note
On April 17, 2020, an affiliate of the Sponsor agreed to loan the Company an aggregate amount of up to $300,000 to be used to pay a portion of the expenses related to the Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest
bearing, unsecured and payable on the earlier of December 31, 2020 and the closing of the Public Offering. On May 28, 2020 the Company borrowed $300,000 under the Note. On July 2, 2020, the full $300,000 balance of the Note was repaid.
On November 12, 2020, the Sponsor agreed to loan the Company up to an aggregate of $2,000,000 pursuant to the working capital note (the “Working Capital Note”). Any amounts borrowed under the Working Capital Note are non-interest
bearing, unsecured and are due at the earlier of the date the Company is required to complete its Initial Business Combination pursuant to its amended and restated certificate of incorporation, as amended from time to time, and the closing of the Initial Business Combination. As of December 31, 2020, the Company has not drawn funds under the Working Capital Note.
Administrative Support Agreement
The Company has entered into an agreement to pay an affiliate of the Sponsor a total of $10,000 per month for office space, administrative and support services. Upon the earlier of the completion of the Initial Business Combination and the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2020, the Company incurred expenses of $60,000 under this agreement.